PHOENIX-ZWEIG TRUST
                         PHOENIX-ZWEIG APPRECIATION FUND

                        Supplement dated June 21, 2002 to
      Prospectus and Statement of Additional Information dated May 1, 2002


         Effective on July 1, 2002, the Phoenix-Zweig Appreciation Fund will be managed by Christian C. Bertelsen and John LaForge, II and the Fund's name will change to PHOENIX-HOLLISTER APPRECIATION FUND. Additionally, Zweig Consulting LLC will no longer serve as investment subadviser to the Fund. All references to Carlton Neel, David Dickerson, David O'Brien, Beth Abraham, Zweig Consulting LLC, Dr. Martin E. Zweig and Dr. Zweig's subadvisory responsibilities are hereby deleted from the prospectus and Statement of Additional Information ("SAI"). Also, the name of the trust will change to PHOENIX TRUST.

The following additional changes are hereby made to the Fund's prospectus:

Under the subheading "Principal Investment Strategies" on page 2
o The first two arrowed strategies are deleted in their entirety.
o The third through fifth arrowed strategies are replaced with the following:
  > The fund invests primarily in common stocks of companies with smaller capitalizations (generally less than $2 billion) with both value or growth characteristics.
  > The adviser applies a security selection process that selects stocks meeting certain investment criteria relating to price, dividend yield, going concern value and debt levels. For the few hundred of the approximately 5,000 companies that survive this screening process, the adviser projects growth in earnings and dividends, earnings surprise and relative undervaluation based on dividend discount models. From this analysis, the adviser develops target prices and value ranges and selects up to 150 of the top-rated securities for purchase.
o The remaining arrowed strategy is unchanged.
The fund's Temporary Defensive Strategy on page 3 is replaced with the following:
  If the adviser believes that market conditions are not favorable to the fund's principal strategies, the fund may invest without limit in U.S. Government securities and in money market instruments. When this allocation happens, the fund may not achieve its investment objective.

Under the subheading "Portfolio Management" on page 38, the following disclosure is added:
  Christian C. Bertelsen serves as Senior Portfolio Manager and John LaForge,
  II serves as Portfolio Manager of the fund, and as such, are primarily responsible for the day-to-day management of the funds' investments.
  Messrs. Bertelsen and LaForge also manage the Phoenix-Hollister Small Cap Value Fund and Phoenix-Hollister Value Equity Fund, the domestic portions of the Phoenix-Aberdeen Global Small Cap Fund and Phoenix-Aberdeen
  Worldwide Opportunities Fund and provide portfolio management to the Aberdeen Prolific American Opportunities Trust. Mr. Bertelsen joined
  Phoenix in July 1997. Previously, from 1996 to July 1997, Mr. Bertelsen was employed by Dreman Value Advisors where he served as Chief Investment
  Officer and Portfolio Manager of the Kemper-Dreman Contrarian and Small Cap Value Funds. From 1993 to 1996, Mr. Bertelsen was a Senior Vice President of Eagle Asset Management where he managed private and institutional assets, as well as the Heritage Value Equity Fund. Mr. LaForge joined
  Phoenix in September 1997. Mr. LaForge's previous investment experience includes portfolio management, syndicate, and sales positions with Raymond James & Associates, Inc. from 1993 to 1997.

The following additional change is hereby made to the Fund's SAI:

Under the subheading "Interested Trustee" on page 27, the disclosure regarding Mr. McLoughlin is replaced with the following:

------------------------------ ----------------- ----------------- -----------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
  NAME, (AGE), ADDRESS                            FUND COMPLEX                     PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH        LENGTH OF            OVERSEEN BY                      DURING PAST 5 YEARS AND
         TRUST               TIME SERVED             TRUSTEE                   OTHER DIRECTORSHIPS HELD BY TRUSTEE
         -----               -----------             -------                   ------------------------------------
------------------------------ ----------------- ----------------- -----------------------------------------------------------
*Philip R. McLoughlin (55)     Chairman and             44         Chairman (1997-present), Director (1995-present), Vice
56 Prospect Street             Chief Executive                     Chairman (1995-1997) and Chief Executive Officer
Hartford, CT 06115-0480        Officer since                       (1995-present), Phoenix Investment Partners, Ltd.
                               2000; President                     Director, Executive Vice President and Chief Investment
Chairman, President and        since 2002.                         Officer, The Phoenix Companies, Inc. (2001-present).
Chief Executive Officer                                            Director (1994-present) and Executive Vice President,
                                                                   Investments (1988-present), Phoenix Life Insurance
                                                                   Company. Director (1983-present) and Chairman
                                                                   (1995-present), Phoenix Investment Counsel, Inc. Director
                                                                   (1984-present) and President (1990-2000), Phoenix Equity
                                                                   Planning Corporation. Chairman and Chief Executive
                                                                   Officer, Phoenix/Zweig Advisers LLC (1999-present).
                                                                   Director, PXRE Corporation (Delaware) (1985-present),
                                                                   World Trust Fund (1991-present). Director and President,
                                                                   Phoenix Investment Management Company (2001-present).
                                                                   Director and Executive Vice President, Phoenix Life and
                                                                   Annuity Company (1996-present). Director and Executive
                                                                   Vice President, PHL Variable Insurance Company
                                                                   (1995-present). Director, Phoenix National Trust Company
                                                                   (1996-present). Director and Vice President, PM Holdings,
                                                                   Inc. (1985-present). Director, PHL Associates, Inc.
                                                                   (1995-present). Director (1992-present) and President
                                                                   (1992-1994), WS Griffith Securities, Inc.
------------------------------ ----------------- ----------------- -----------------------------------------------------------


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 1196/Appreciation (6/02)

                               PHOENIX-ZWEIG TRUST
                       PHOENIX-ZWEIG GOVERNMENT CASH FUND

                        Supplement dated June 21, 2002 to
      Prospectus and Statement of Additional Information dated May 1, 2002

         Effective on July 1, 2002, the Phoenix-Zweig Government Cash Fund's name will change to PHOENIX-GOODWIN GOVERNMENT CASH FUND. Additionally, Zweig Consulting LLC will no longer serve as investment subadviser to the Trust. All references to Carlton Neel, David Dickerson, David O'Brien, Beth Abraham, Zweig Consulting LLC, Dr. Martin E. Zweig and Dr. Zweig's subadvisory responsibilities are hereby deleted from the prospectus and Statement of Additional Information ("SAI"). Also, the name of the trust will change to PHOENIX TRUST.

The following additional change is made to the fund's prospectus:

Under the subheading "Portfolio Management on page 38, the following disclosure is added:
     Julie L. Sapia is the Portfolio Manager of the Phoenix-Goodwin Government Cash Fund and as such is primarily responsible for the day-to-day operation of the fund. Ms. Sapia is Senior Vice President of the Adviser and has served as Director, Money Market Trading of Phoenix Investment Counsel, Inc. ("Phoenix") since 1998. She also serves as Portfolio Manager of the Phoenix-Goodwin Money Market Fund. Ms. Sapia has held various investment management positions with Phoenix and Phoenix Life Insurance Company since 1985.

The following additional change is hereby made to the Fund's SAI:

Under the subheading "Interested Trustee" on page 27, the disclosure regarding Mr. McLoughlin is replaced with the following:

------------------------------ ----------------- ----------------- -----------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
  NAME, (AGE), ADDRESS                            FUND COMPLEX                     PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH        LENGTH OF            OVERSEEN BY                      DURING PAST 5 YEARS AND
         TRUST               TIME SERVED             TRUSTEE                   OTHER DIRECTORSHIPS HELD BY TRUSTEE
         -----               -----------             -------                   ------------------------------------
------------------------------ ----------------- ----------------- -----------------------------------------------------------
*Philip R. McLoughlin (55)     Chairman and             44         Chairman (1997-present), Director (1995-present), Vice
56 Prospect Street             Chief Executive                     Chairman (1995-1997) and Chief Executive Officer
Hartford, CT 06115-0480        Officer since                       (1995-present), Phoenix Investment Partners, Ltd.
                               2000; President                     Director, Executive Vice President and Chief Investment
Chairman, President and        since 2002.                         Officer, The Phoenix Companies, Inc. (2001-present).
Chief Executive Officer                                            Director (1994-present) and Executive Vice President,
                                                                   Investments (1988-present), Phoenix Life Insurance
                                                                   Company. Director (1983-present) and Chairman
                                                                   (1995-present), Phoenix Investment Counsel, Inc. Director
                                                                   (1984-present) and President (1990-2000), Phoenix Equity
                                                                   Planning Corporation. Chairman and Chief Executive
                                                                   Officer, Phoenix/Zweig Advisers LLC (1999-present).
                                                                   Director, PXRE Corporation (Delaware) (1985-present),
                                                                   World Trust Fund (1991-present).  Director and President,
                                                                   Phoenix Investment Management Company (2001-present).
                                                                   Director and Executive Vice President, Phoenix Life and
                                                                   Annuity Company (1996-present). Director and Executive
                                                                   Vice President, PHL Variable Insurance Company
                                                                   (1995-present). Director, Phoenix National Trust Company
                                                                   (1996-present). Director and Vice President, PM Holdings,
                                                                   Inc. (1985-present). Director, PHL Associates, Inc.
                                                                   (1995-present). Director (1992-present) and President
                                                                   (1992-1994), WS Griffith Securities, Inc.
------------------------------ ----------------- ----------------- -----------------------------------------------------------

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 1196/GovernmentCash (6/02)

                               PHOENIX-ZWEIG TRUST
                PHOENIX-ZWEIG GOVERNMENT CASH FUND--CLASS M SHARES

                Supplement dated June 21, 2002 to Prospectus and
              Statement of Additional Information dated May 1, 2002

     Effective on July 1, 2002, the Phoenix-Zweig Government Cash Fund's name will change to PHOENIX-GOODWIN GOVERNMENT CASH FUND. Additionally, Zweig Consulting LLC will no longer serve as investment subadviser to the Trust. All references to Beth Abraham, Zweig Consulting LLC and Dr. Martin E. Zweig are hereby deleted from the prospectus and Statement of Additional Information ("SAI"). Also, the name of the trust will change to PHOENIX TRUST.

The following additional change is made to the prospectus for the Phoenix-Zweig Government Cash Fund Class M Shares:

Under the subheading "Portfolio Management on page 6, the following disclosure is added:
     Julie L. Sapia is the Portfolio Manager of the Phoenix-Goodwin Government Cash Fund and as such is primarily responsible for the day-to-day operation of the fund. Ms. Sapia is Senior Vice President of the Adviser and has served as Director, Money Market Trading of Phoenix Investment Counsel, Inc. ("Phoenix") since 1998. She also serves as Portfolio Manager of the Phoenix-Goodwin Money Market Fund. Ms. Sapia has held various investment management positions with Phoenix and Phoenix Life Insurance Company since 1985.

The following additional change is hereby made to the SAI for the Phoenix-Zweig Government Cash Fund Class M Shares:

Under the subheading "Interested Trustee" on page 9, the disclosure regarding Mr. McLoughlin is replaced with the following:

------------------------------ ----------------- ----------------- -----------------------------------------------------------


                                                    Number of
                                                  Portfolios in
  Name, (Age), Address and                         Fund Complex                     Principal Occupation(s)
   Position(s) with              Length of Time    Overseen by                      During Past 5 Years and
          Trust                     Served           Trustee                  Other Directorships Held by Trustee
          -----                     ------           -------                  -----------------------------------
------------------------------ ----------------- ----------------- -----------------------------------------------------------
 *Philip R. McLoughlin           Chairman and           44           Chairman (1997-present), Director (1995-present), Vice
 (55)                            Chief                               Chairman (1995-1997) and Chief Executive Officer
 56 Prospect Street              Executive                           (1995-present), Phoenix Investment Partners, Ltd.
 Hartford, CT 06115-0480         Officer since                       Director, Executive Vice President and Chief Investment
 Chairman, President and         2000; President                     Officer, The Phoenix Companies, Inc. (2001-present).
 Chief Executive Officer         since 2002.                         Director (1994-present) and Executive Vice President,
                                                                     Investments (1988-present), Phoenix Life Insurance
                                                                     Company. Director (1983-present) and Chairman
                                                                     (1995-present), Phoenix Investment Counsel, Inc. Director
                                                                     (1984-present) and President (1990-2000), Phoenix Equity
                                                                     Planning Corporation. Chairman and Chief Executive
                                                                     Officer, Phoenix/Zweig Advisers LLC (1999-present).
                                                                     Director, PXRE Corporation (Delaware) (1985-present),
                                                                     World Trust Fund (1991-present).  Director and President,
                                                                     Phoenix Investment Management Company (2001-present).
                                                                     Director and Executive Vice President, Phoenix Life and
                                                                     Annuity Company (1996-present). Director and Executive
                                                                     Vice President, PHL Variable Insurance Company
                                                                     (1995-present). Director, Phoenix National Trust Company
                                                                     (1996-present). Director and Vice President, PM Holdings,
                                                                     Inc. (1985-present). Director, PHL Associates, Inc.
                                                                     (1995-present). Director (1992-present) and President
                                                                     (1992-1994), WS Griffith Securities, Inc.
------------------------------ ----------------- ----------------- -----------------------------------------------------------


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 1197/GovernmentCash-M (6/02)

                               PHOENIX-ZWEIG TRUST
                          PHOENIX-ZWEIG GOVERNMENT FUND

                        Supplement dated June 21, 2002 to
      Prospectus and Statement of Additional Information dated May 1, 2002

         The Board of Trustees of the Phoenix-Zweig Trust has voted to direct the mandatory redemption of all shares of all classes of the Phoenix-Zweig Government Fund. The Trustees determined that liquidation is in the best interests of the shareholders based upon consideration of the expense of maintaining this Fund. The Phoenix-Zweig Government Fund is therefore closed to additional investments and to new investors.

         On or about July 31, 2001, this Fund will be closed to all investor deposits and will be liquidated at its net asset value. Prior to such time, shareholders may exchange their shares of the Phoenix-Zweig Government Fund for shares of the same class of any other Affiliated Phoenix Fund. An Affiliated Phoenix Fund includes any other mutual fund advised, subadvised or distributed by the Adviser or Distributor, provided such other mutual fund extends reciprocal privileges to shareholders of the Phoenix Funds. Shareholders may also redeem their shares at any time prior to the Fund's liquidation on or about July 31, 2002.

         Additionally, effective July 1, 2002, the name of the trust will be Phoenix Trust.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 1196/Govt (6/02)

                               PHOENIX-ZWEIG TRUST
                       PHOENIX-ZWEIG GROWTH & INCOME FUND

                        Supplement dated June 21, 2002 to
  Prospectus and Statement of Additional Information dated May 1, 2002

         The Board of Trustees of the Phoenix-Zweig Trust has voted to direct the mandatory redemption of all shares of all classes of the Phoenix-Zweig Growth & Income Fund. The Trustees determined that liquidation is in the best interests of the shareholders based upon consideration of the expense of maintaining this Fund. The Phoenix-Zweig Growth & Income Fund is therefore closed to additional investments and to new investors.

         On or about July 31, 2001, this Fund will be closed to all investor deposits and will be liquidated at its net asset value. Prior to such time, shareholders may exchange their shares of the Phoenix-Zweig Growth & Income Fund for shares of the same class of any other Affiliated Phoenix Fund. An Affiliated Phoenix Fund includes any other mutual fund advised, subadvised or distributed by the Adviser or Distributor, provided such other mutual fund extends reciprocal privileges to shareholders of the Phoenix Funds. Shareholders may also redeem their shares at any time prior to the Fund's liquidation on or about July 31, 2002.

         Additionally, effective July 1, 2002, the name of the trust will be Phoenix Trust.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 1196/G&I (6/02)

                               PHOENIX-ZWEIG TRUST
                          PHOENIX-ZWEIG MANAGED ASSETS

                        Supplement dated June 21, 2002 to
      Prospectus and Statement of Additional Information dated May 1, 2002

         Effective on July 1, 2002, the Phoenix-Zweig Managed Assets will be managed by Steven L. Colton and the Fund's name will change to PHOENIX-OAKHURST MANAGED ASSETS. Additionally, Zweig Consulting LLC will no longer serve as investment subadviser to the Fund. All references to Carlton Neel, David Dickerson, David O'Brien, Beth Abraham, Zweig Consulting LLC, Dr. Martin E. Zweig and Dr. Zweig's subadvisory responsibilities are hereby deleted from the prospectus and Statement of Additional Information ("SAI"). Also, the name of the trust will change to PHOENIX TRUST.

The following additional changes are hereby made to the Fund's prospectus:

Under the subheading "Principal Investment Strategies" on page 22
o The first two arrowed strategies are deleted in their entirety.
o The fourth arrowed strategy is changed only by increasing the universe from which stocks are chosen to 1500 stocks from the current universe of 750.
o The fifth arrowed strategy is revised by inserting the following after the first sentence:
  > Securities are selected using a sector rotation approach. The adviser seeks to adjust the proportion of fund investments in various fixed income sectors (such as municipals, corporates and asset-backeds) and the selections within sectors to obtain higher relative returns. The adviser selects those sectors that it believes offer attractive values. Securities within sectors are selected based on general economic and financial conditions and the issuer's business, management, cash, assets, earnings and stability. Securities selected for investment are those that the adviser believes offer the best potential for total return based on risk-to-reward tradeoff.
o The remaining arrowed strategies are unchanged.

Under the subheading "Portfolio Management" on page 38, the following disclosure is added:

    Investment and trading decisions for the fund are made by a team of equity investment professionals and a team of fixed income professionals.

    Steven L. Colton is the leader of the equity team and as such is primarily responsible for the day-to-day decisions related to the equity holdings in the fund's portfolio. Mr. Colton is Senior Vice President of the Adviser and joined Phoenix Investment Counsel, Inc. as Managing Director, Value Equities in 1997. Mr. Colton also serves as Portfolio Manager for Phoenix-Oakhurst Growth and Income Fund and as the equity team leader of Phoenix-Oakhurst Growth & Income Fund and the Phoenix-Oakhurst Strategy Fund (formerly the Phoenix-Zweig Strategy Fund). Previously, Mr. Colton was Portfolio Manager for the America Century Income & Growth Fund ("ACIGF") from its inception in December 1990 through May 1997.

    David Albrycht is the leader of the equity team and as such is primarily responsible for the day-to-tay decisions related to the fixed income holdings in the fund's portfolio. Mr. Albrycht is Senior Vice President of the Adviser and has served as Managing Director, Fixed Income, of Phoenix Investment Counsel, Inc. ("Phoenix") since 1995. He also serves as Portfolio Manager of Phoenix-Goodwin Multi-Sector Fixed Income Fund and Phoenix-Goodwin Multi-Sector Short Term Bond Fund as the fixed income team leader of Phoenix-Oakhurst Income & Growth Fund and Phoenix-Oakhurst Strategic Allocation Fund. Mr. Albrycht held various investment management positions with

    Phoenix Life Insurance Company, an affiliate of the Adviser and of Phoenix, from 1989 through 1995. He earned the right to use the Chartered Financial Analyst designation in 1991.

The following additional change is hereby made to the Fund's SAI:

Under the subheading "Interested Trustee" on page 27, the disclosure regarding Mr. McLoughlin is replaced with the following:

------------------------------ ----------------- ----------------- -----------------------------------------------------------


                                                     NUMBER OF
                                                   PORTFOLIOS IN
   NAME, (AGE), ADDRESS                            FUND COMPLEX                     PRINCIPAL OCCUPATION(S)
   AND POSITION(S) WITH         LENGTH OF TIME      OVERSEEN BY                      DURING PAST 5 YEARS AND
          TRUST                     SERVED            TRUSTEE                  OTHER DIRECTORSHIPS HELD BY TRUSTEE
          -----                     ------            -------                  -----------------------------------
------------------------------ ----------------- ----------------- -----------------------------------------------------------
 *Philip R. McLoughlin            Chairman and           44          Chairman (1997-present), Director (1995-present), Vice
 (55)                             Chief                              Chairman (1995-1997) and Chief Executive Officer
 56 Prospect Street               Executive                          (1995-present), Phoenix Investment Partners, Ltd.
 Hartford, CT 06115-0480          Officer since                      Director, Executive Vice President and Chief Investment
                                  2000;                              Officer, The Phoenix Companies, Inc. (2001-present).
                                  President since                    Director (1994-present) and Executive Vice President,
 Chairman, President and          2002.                              Investments (1988-present), Phoenix Life Insurance
 Chief Executive Officer                                             Company. Director (1983-present) and Chairman
                                                                     (1995-present), Phoenix Investment Counsel, Inc. Director
                                                                     (1984-present) and President (1990-2000), Phoenix Equity
                                                                     Planning Corporation. Chairman and Chief Executive
                                                                     Officer, Phoenix/Zweig Advisers LLC (1999-present).
                                                                     Director, PXRE Corporation (Delaware) (1985-present),
                                                                     World Trust Fund (1991-present).  Director and President,
                                                                     Phoenix Investment Management Company (2001-present).
                                                                     Director and Executive Vice President, Phoenix Life and
                                                                     Annuity Company (1996-present). Director and Executive
                                                                     Vice President, PHL Variable Insurance Company
                                                                     (1995-present). Director, Phoenix National Trust Company
                                                                     (1996-present). Director and Vice President, PM Holdings,
                                                                     Inc. (1985-present). Director, PHL Associates, Inc.
                                                                     (1995-present). Director (1992-present) and President
                                                                     (1992-1994), WS Griffith Securities, Inc.
------------------------------ ----------------- ----------------- -----------------------------------------------------------


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 1196/ManagedAssets (6/02)

                               PHOENIX-ZWEIG TRUST
                           PHOENIX-ZWEIG STRATEGY FUND

                       Supplement dated June 21, 2002 to
      Prospectus and Statement of Additional Information dated May 1, 2002


         Effective on July 1, 2002, the Phoenix-Zweig Strategy Fund will be managed by Steven L. Colton and the Fund's name will change to PHOENIX-OAKHURST STRATEGY FUND. Additionally, Zweig Consulting LLC will no longer serve as investment subadviser to the Fund. All references to Carlton Neel, David Dickerson, David O'Brien, Beth Abraham, Zweig Consulting LLC, Dr. Martin E. Zweig and Dr. Zweig's subadvisory responsibilities are hereby deleted from the prospectus and Statement of Additional Information ("SAI"). Also, the name of the Trust will change to PHOENIX TRUST.

The following additional changes are hereby made to the Fund's prospectus:

Under the subheading "Principal Investment Strategies" on page 29
o The first two arrowed strategies are deleted in their entirety.
o The third and fourth arrowed strategies are replaced with the following:
  > The fund's adviser uses a quantitative value strategy that selects equity securities based on value criteria such as price to earnings, sales and cash flows and growth criteria such as earnings per share. The strategy emphasizes securities of companies relatively undervalued to the market in general and with improving fundamentals. The adviser intends to invest nearly all of the fund's assets in common stocks and other equity securities, rather than holding significant amounts of cash and short-term instruments.
o The fifth arrowed is replaced with the following:
  > Generally, up to 200 stocks are selected from the 1,500 most liquid stocks that the adviser considers to be comparable to the stocks included in the S&P 500.
o The remaining arrowed strategy is unchanged.

Under the subheading "Portfolio Management" on page 38, the following disclosure is added:

  Steven L. Colton serves as Portfolio Manager of the fund and as such is primarily responsible for the day-to-day operation of the fund. Mr. Colton is Managing Director, Value Equities of the Adviser and joined Phoenix Investment Counsel, Inc. as Managing Director, Value Equities in 1997. Mr. Colton also serves as Portfolio Manager of Phoenix-Oakhurst Growth & Income Fund and Phoenix-Oakhurst Managed Assets (formerly Phoenix-Zweig Managed Assets). Previously, Mr. Colton was Portfolio Manager for the America Century Income & Growth Fund ("ACIGF") from its inception on December 17, 1990 through May 30, 1997. Dong Zhang serves as a member of the team that manages the fund, the Phoenix-Oakhurst Growth & Income Fund and Phoenix-Oakhurst Managed Assets. Mr. Zhang also was a member of the portfolio management team for ACIGF from June 1996 through June 1997.

  Mr. Colton is a graduate of the University of California, San Diego and Stanford University . Mr. Colton was an investment professional with American Century Companies from 1987 through May 1997. Mr Zhang received his Ph.D. in Physics from Stanford University and joined American Century Companies in 1993. Mr. Zhang served as Portfolio Manager of the American Century Companies prior to joining Phoenix in 1997.

The following additional change is hereby made to the Fund's SAI:

Under the subheading "Interested Trustee" on page 27, the disclosure regarding Mr. McLoughlin is replaced with the following:

------------------------------ ----------------- ----------------- -----------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
  NAME, (AGE), ADDRESS                            FUND COMPLEX                     PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH        LENGTH OF            OVERSEEN BY                      DURING PAST 5 YEARS AND
         TRUST               TIME SERVED             TRUSTEE                   OTHER DIRECTORSHIPS HELD BY TRUSTEE
         -----               -----------             -------                   ------------------------------------
------------------------------ ----------------- ----------------- -----------------------------------------------------------
*Philip R. McLoughlin (55)     Chairman and             44         Chairman (1997-present), Director (1995-present), Vice
56 Prospect Street             Chief Executive                     Chairman (1995-1997) and Chief Executive Officer
Hartford, CT 06115-0480        Officer since                       (1995-present), Phoenix Investment Partners, Ltd.
                               2000; President                     Director, Executive Vice President and Chief Investment
Chairman, President and        since 2002.                         Officer, The Phoenix Companies, Inc. (2001-present).
Chief Executive Officer                                            Director (1994-present) and Executive Vice President,
                                                                   Investments (1988-present), Phoenix Life Insurance
                                                                   Company. Director (1983-present) and Chairman
                                                                   (1995-present), Phoenix Investment Counsel, Inc. Director
                                                                   (1984-present) and President (1990-2000), Phoenix Equity
                                                                   Planning Corporation. Chairman and Chief Executive
                                                                   Officer, Phoenix/Zweig Advisers LLC (1999-present).
                                                                   Director, PXRE Corporation (Delaware) (1985-present),
                                                                   World Trust Fund (1991-present).  Director and President,
                                                                   Phoenix Investment Management Company (2001-present).
                                                                   Director and Executive Vice President, Phoenix Life and
                                                                   Annuity Company (1996-present). Director and Executive
                                                                   Vice President, PHL Variable Insurance Company
                                                                   (1995-present). Director, Phoenix National Trust Company
                                                                   (1996-present). Director and Vice President, PM Holdings,
                                                                   Inc. (1985-present). Director, PHL Associates, Inc.
                                                                   (1995-present). Director (1992-present) and President
                                                                   (1992-1994), WS Griffith Securities, Inc.
------------------------------ ----------------- ----------------- -----------------------------------------------------------

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 1196/Strategy (6/02)